Dreyfus Index Funds, Inc. (the "Registrant")

-Dreyfus Smallcap Stock Index Fund (the "Fund")

(Investor Shares and Class I Shares)

Incorporated herein by reference is the supplement to the Registrant's Summary and Statutory prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 13, 2017 (SEC Accession No. 0000857114-17-000022).